PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 155,125	$ 164,231
Less: accumulated depreciation		(140,339)	(160,747)
Net property and equipment	$ 12,196	14,786	3,484
Office Equipment And Computers [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		133,089	143,897
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		16,280	16,280
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 5,756	$ 4,054